Offerings	Dec. 03, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.000% Fixed-to-Fixed Rate Series A Junior Subordinated Notes due 2055
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 344,475
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, CVS Health Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-272200),
filed with the Securities and Exchange Commission (the “SEC”) on May 25, 2023. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated December 3, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750%Fixed-to-FixedRate Series BJuniorSubordinatedNotes due2054
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, CVS Health Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-272200),
filed with the Securities and Exchange Commission (the “SEC”) on May 25, 2023. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated December 3, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act for the related offering.